Accounts Receivable - Schedule of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 205,315		¥ 200,843
Allowance for credit losses	(6,464)
Accounts receivable, net	¥ 198,851	$ 28,008	¥ 200,843